Share capital - Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance at beginning of period	€ 1,011,983	€ 758,701	€ 364,999
Costs of capital increase	(15,964)	(15,837)	(269)
Aggregate share capital	294,600	275,510	250,187	€ 211,390
Balance at end of period	1,214,249	1,011,983	758,701	364,999
Share capital
Balance at beginning of period	233,414	223,928	185,399
Share capital increase	19,090	25,323	38,798
Costs of capital increase	(15,964)	(15,837)	(269)
Aggregate share capital	294,600	275,510	250,187
Costs of capital increase (accumulated)	(58,060)	(42,096)	(26,259)
Balance at end of period	€ 236,540	€ 233,414	€ 223,928	€ 185,399